Credit risk	12 Months Ended
Dec. 31, 2025
Disclosure of financial risk management [Abstract]
Credit risk	The maximum credit risk exposure of the Group in the event of other parties failing to perform their obligations is considered to be the balance sheet carrying amount or, for non-derivative off-balance sheet transactions and financial guarantees, their contractual nominal amounts (not taking into account any collateral held).
Further details can be seen in note 15 to the consolidated financial statements on page 106 and note 33 to the consolidated financial statements on page 132.
Credit risk is identified through relationship and portfolio management, credit stewardship and/or through automated decision processes for portfolios or individual customers. Risks are assessed against the capacity of the customer to repay the debt and expected returns to determine whether, and on what terms, to grant credit.
Individual credit assessments are controlled via approved limits and parameters which are formally delegated to approved individuals with appropriate level of skill and judgement.
Models provide a way of objectively assessing credit risk and a range of approaches are used to ensure a clear understanding of the risk profile including, but not limited to, Probability of Default (PD),
Exposure at Default (EAD) and Loss Given Default (LGD) models.
Horizon scanning is used to identify credit risks arising from changing market and economic conditions and changes to regulatory
requirements.
The process for credit risk identification, measurement and control is integrated into the Board-approved framework for credit risk appetite and governance.
Credit risk is measured from different perspectives using a range of appropriate modelling and scoring techniques at a number of levels of granularity, including total balance sheet, individual portfolio, pertinent concentrations and individual customer – for both new business and existing exposure. Key metrics, which may include but are not limited to, total exposure, ECL, risk-weighted assets, new business quality, concentration risk and portfolio performance, are reported monthly to risk committees and forums.
Measures such as ECL, risk-weighted assets, observed credit
performance, predicted credit quality (usually from predictive credit scoring models), collateral cover and quality, and other credit drivers
(such as cash flow, affordability, leverage and indebtedness) have been incorporated into the Group’s credit risk management practices to enable effective risk measurement across the Group.
Limitations on concentration risk
There are portfolio controls on certain industries, sectors and products to reflect risk appetite as well as individual, customer and bank limit risk tolerances. Credit standards, appetite statements and mandates are aligned to the Group’s risk appetite and restrict exposure to higher risk countries and potentially vulnerable sectors and asset classes.
Exposures are monitored to prevent both an excessive concentration of risk and single name concentrations. These concentration risk controls are not necessarily in the form of a maximum limit on exposure, but may instead require new business in concentrated sectors to fulfil additional minimum standards and/or guideline requirements. The
Group’s largest credit limits are regularly monitored by the Board Risk
Committee and reported in accordance with regulatory requirements.
The Group requires collateral to be valued by a qualified, independent source at the time of borrowing, where appropriate. For retail residential mortgages and limited residential assets in Commercial, automated valuation models may be used, subject to accuracy and LTV limits. Third-party valuations are regularly monitored and reviewed.
Collateral values are reviewed based on lending type, collateral and account performance to ensure they remain appropriate. If collateral value declines, the Group may seek additional collateral or amend facility terms. The Group adjusts estimated market values to take account of the costs of realisation and any discount associated with the realisation of the collateral when estimating credit losses.
In some circumstances, where the discounted value of the estimated net proceeds from the liquidation of collateral (i.e. net of costs, expected haircuts and anticipated changes in the value of the collateral to the point of sale) is greater than the estimated exposure at default, no credit losses are expected and no ECL allowance is recognised.
The Group generally does not take physical possession of
properties or other assets held as collateral and uses external agents to realise the value as soon as practicable, generally at auction, to settle indebtedness. Any surplus funds are returned to the borrower or are otherwise dealt with in accordance with appropriate insolvency regulations. In certain circumstances the Group takes physical possession of assets held as collateral against commercial lending. In such cases, the assets are carried on the Group’s balance sheet and are classified according to the Group’s accounting policies.
Movements in balances for the year ended 31 December 2025 (audited)
The movement tables below are compiled by comparing the position at the end of the period to that at the beginning of the year. Transfers between stages are deemed to have taken place at the start of the reporting period, with all other movements shown in the stage in which the asset is held at the end of the period. Purchased or originated credit-impaired are not transferable.
Additions and repayments comprise new loans originated and repayments of outstanding balances throughout the reporting period.
The Group’s impairment charge comprises impact of transfers between stages, other changes in credit quality and additions and repayments.
Advances written off have first been transferred to Stage 3 and then acquired a full allowance through other changes in credit quality.
Recoveries of amounts previously written off are shown at the full recovered value, with a corresponding entry in repayments and release of allowance through other changes in credit quality.
Movements in the gross carrying amount for loans and advances to customers and for allowance for expected credit losses were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 1 January 2025	387,517	44,658	6,708	6,207	445,090	730	1,159	1,107	187	3,183
Exchange and other adjustments[1]	1,330	(16)	2	8	1,324	(14)	(2)	19	45	48
Transfers to Stage 1	7,085	(6,942)	(143)		–	239	(220)	(19)		–
Transfers to Stage 2	(10,398)	11,182	(784)		–	(53)	114	(61)		–
Transfers to Stage 3	(1,556)	(1,871)	3,427		–	(35)	(157)	192		–
Net change in ECL due to transfers						(153)	257	350		454
Impact of transfers between stages[2]	(4,869)	2,369	2,500		–	(2)	(6)	462		454
Other changes in credit quality[2]						27	(46)	675	11	667
Additions and repayments	26,450	(4,529)	(1,606)	(1,130)	19,185	(12)	(29)	(141)	(75)	(257)
Charge (credit) to the income statement						13	(81)	996	(64)	864
Disposals and derecognition	–	–	–	–	–	–	–	–	–	–
Advances written off			(1,294)	(9)	(1,303)			(1,294)	(9)	(1,303)
Recoveries of amounts previously written off			209	–	209			209	–	209
At 31 December 2025	410,428	42,482	6,519	5,076	464,505	729	1,076	1,037	159	3,001
Allowance for expected credit losses	(729)	(1,076)	(1,037)	(159)	(3,001)
Net carrying amount	409,699	41,406	5,482	4,917	461,504
Drawn ECL coverage[3] (%)	0.2	2.5	15.9	3.1	0.6
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2Includes a credit for methodology and model changes of £136 million, split by stage as £41 million credit for Stage 1, £47 million credit for Stage 2, £52 million credit for Stage 3 and
£4 million charge for POCI.
3Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
The total allowance for expected credit losses includes £243 million (2024: £178 million) in respect of residual value impairment and voluntary terminations within the Group’s UK Motor Finance business.
Movements in balances for the year ended 31 December 2024 (audited)

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 1 January 2024	368,859	52,973	7,131	7,854	436,817	885	1,462	1,133	213	3,693
Exchange and other adjustments[1]	(801)	(19)	(67)	11	(876)	(11)	(5)	26	52	62
Transfers to Stage 1	25,616	(25,566)	(50)		–	413	(404)	(9)		–
Transfers to Stage 2	(25,376)	25,950	(574)		–	(66)	126	(60)		–
Transfers to Stage 3	(1,102)	(2,102)	3,204		–	(20)	(177)	197		–
Net change in ECL due to transfers						(292)	339	303		350
Impact of transfers between stages[2]	(862)	(1,718)	2,580		–	35	(116)	431		350
Other changes in credit quality[2]						(127)	(65)	708	66	582
Additions and repayments	21,038	(6,098)	(1,597)	(909)	12,434	(47)	(105)	(193)	(71)	(416)
Charge (credit) to the income statement						(139)	(286)	946	(5)	516
Disposals and derecognition[3]	(717)	(480)	(366)	(694)	(2,257)	(5)	(12)	(25)	(18)	(60)
Advances written off			(1,173)	(55)	(1,228)			(1,173)	(55)	(1,228)
Recoveries of amounts previously written off			200	–	200			200	–	200
At 31 December 2024	387,517	44,658	6,708	6,207	445,090	730	1,159	1,107	187	3,183
Allowance for expected credit losses	(730)	(1,159)	(1,107)	(187)	(3,183)
Net carrying amount	386,787	43,499	5,601	6,020	441,907
Drawn ECL coverage[4] (%)	0.2	2.6	16.5	3.0	0.7
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2Includes a credit for methodology and model changes of £24 million, split by stage as £20 million credit for Stage 1, £2 million charge for Stage 2, £15 million charge for Stage 3 and
£21 million credit for POCI.
3Relates to the securitisations of primarily legacy Retail mortgages
4Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Concentrations of exposure (audited)
The Group’s management of concentration risk includes portfolio controls on certain industries, sectors and products to reflect risk appetite as well as individual, customer and bank limit risk tolerances. Credit policies and appetite statements are aligned to the Group’s risk appetite and restrict exposure to higher risk countries and potentially vulnerable sectors and asset classes. Exposures are monitored to prevent both an excessive concentration of risk and single name concentrations. The Group’s largest credit limits are regularly monitored by the Board Risk
Committee and reported in accordance with regulatory requirements. As part of its credit risk policy, the Group considers sustainability risk
(which incorporates environmental (including climate), social and governance) in the assessment of Commercial Banking facilities.
At 31 December 2025 the most significant concentrations of exposure were in mortgages.

	2025 £m	2024 £m
Agriculture, forestry and fishing	5,864	6,424
Construction	3,154	3,366
Energy and water supply	5,347	4,694
Financial, business and other services	23,508	23,123
Manufacturing	5,053	4,469
Mining and Quarrying	314	205
Personal:
Mortgages[1]	344,361	329,270
Lease financing[2]	13,909	13,171
Other	31,101	27,966
Postal and telecommunications	3,018	3,081
Property companies	18,630	18,866
Transport, distribution and hotels	10,246	10,455
Total loans and advances to customers before allowance for impairment losses	464,505	445,090
Allowance for impairment losses (note 19 to the consolidated financial statements, page 117)	(3,001)	(3,183)
Total loans and advances to customers	461,504	441,907
1Includes both UK and overseas mortgage balances.
2Lease financing, previously reported in aggregate, is presented separately according to whether the lending is personal or non-personal. Non-personal lease financing is allocated to the industries or sectors relevant to the exposure. Comparatives are represented on a consistent basis.
Forbearance
The basis of disclosure for forbearance is the CRR Article 47b definition. On a statutory basis, forbearance for the major retail portfolios increased by £122 million to £3,672 million in 2025 (2024: £3,550 million).
Commercial Banking forborne loans and advances increased by £243 million to £2,453 million in 2025 (2024: £2,210 million), of which
£1,846 million were in Stage 3 (2024: £1,776 million). For information on customer treatments, see page 31.
Credit quality of loans and advances to customers (audited)
The analysis of lending has been prepared based on the division in which the asset is held, with the business segment in which the exposure is recorded reflected in the ratings system applied. The internal credit ratings systems used by the Group differ between Retail and Commercial, reflecting the characteristics of these exposures and the way that they are managed internally; these credit ratings are set out below. All probabilities of default (PDs) include forward-looking information and are based on 12-month values, with the exception of credit-impaired.

Retail		Commercial
Quality classification	IFRS 9 PD range	Quality classification	IFRS 9 PD range
RMS 1–3	0.00–0.80%	CMS 1–5	0.000–0.100%
RMS 4–6	0.81–4.50%	CMS 6–10	0.101–0.500%
RMS 7–9	4.51–14.00%	CMS 11–14	0.501–3.000%
RMS 10	14.01–20.00%	CMS 15–18	3.001–20.000%
RMS 11–13	20.01–99.99%	CMS 19	20.001–99.999%
RMS 14	100.00%	CMS 20–23	100.000%
Stage 3 assets include balances of £235 million (2024: £297 million) (with outstanding amounts due of £992 million (2024: £971 million)) which have been subject to a partial write-off and where the Group continues to enforce recovery action.
There were no modifications of Stage 2 and Stage 3 assets during the year (2024: none). No material gain or loss was recognised by the Group.
As at 31 December 2025 there were no (2024: none) significant assets that had been previously modified while classified as Stage 2 or Stage 3 and were classified as Stage 1.

	Drawn exposures					Allowance for expected credit losses
Gross drawn exposures and expected credit loss allowance (audited)	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2025
Retail – UK mortgages
RMS 1–3	276,020	19,717	–	–	295,737	43	99	–	–	142
RMS 4–6	8,034	6,274	–	–	14,308	6	34	–	–	40
RMS 7–9	154	1,193	–	–	1,347	1	12	–	–	13
RMS 10	23	338	–	–	361	–	5	–	–	5
RMS 11–13	76	2,892	–	–	2,968	1	57	–	–	58
RMS 14	–	–	4,016	5,076	9,092	–	–	309	159	468
	284,307	30,414	4,016	5,076	323,813	51	207	309	159	726
Retail – credit cards
RMS 1–3	5,708	6	–	–	5,714	11	–	–	–	11
RMS 4–6	8,221	1,108	–	–	9,329	85	44	–	–	129
RMS 7–9	1,321	793	–	–	2,114	48	87	–	–	135
RMS 10	8	140	–	–	148	1	26	–	–	27
RMS 11–13	–	279	–	–	279	–	91	–	–	91
RMS 14	–	–	274	–	274	–	–	121	–	121
	15,258	2,326	274	–	17,858	145	248	121	–	514
Retail – UK unsecured loans and overdrafts
RMS 1–3	1,376	2	–	–	1,378	4	–	–	–	4
RMS 4–6	8,130	624	–	–	8,754	106	34	–	–	140
RMS 7–9	1,062	324	–	–	1,386	37	33	–	–	70
RMS 10	26	110	–	–	136	2	19	–	–	21
RMS 11–13	7	337	–	–	344	1	99	–	–	100
RMS 14	–	–	193	–	193	–	–	112	–	112
	10,601	1,397	193	–	12,191	150	185	112	–	447
Retail – UK Motor Finance
RMS 1–3	8,531	910	–	–	9,441	135	22	–	–	157
RMS 4–6	5,083	1,275	–	–	6,358	63	52	–	–	115
RMS 7–9	606	359	–	–	965	3	25	–	–	28
RMS 10	–	77	–	–	77	–	10	–	–	10
RMS 11–13	2	165	–	–	167	–	39	–	–	39
RMS 14	–	–	141	–	141	–	–	79	–	79
	14,222	2,786	141	–	17,149	201	148	79	–	428
Retail – other
RMS 1–3	18,554	3	–	–	18,557	7	–	–	–	7
RMS 4–6	2,616	213	–	–	2,829	10	7	–	–	17
RMS 7–9	75	86	–	–	161	–	1	–	–	1
RMS 10	–	57	–	–	57	–	1	–	–	1
RMS 11–13	–	33	–	–	33	–	1	–	–	1
RMS 14	–	–	145	–	145	–	–	35	–	35
	21,245	392	145	–	21,782	17	10	35	–	62
Total Retail	345,633	37,315	4,769	5,076	392,793	564	798	656	159	2,177
Commercial Banking
CMS 1–5	17,263	1	–	–	17,264	3	–	–	–	3
CMS 6–10	13,805	34	–	–	13,839	16	–	–	–	16
CMS 11–14	31,164	1,948	–	–	33,112	107	41	–	–	148
CMS 15–18	2,318	2,479	–	–	4,797	39	144	–	–	183
CMS 19	–	705	–	–	705	–	93	–	–	93
CMS 20–23	–	–	1,750	–	1,750	–	–	381	–	381
	64,550	5,167	1,750	–	71,467	165	278	381	–	824
Other[1]	245	–	–	–	245	–	–	–	–	–
Total loans and advances to customers	410,428	42,482	6,519	5,076	464,505	729	1,076	1,037	159	3,001
1Drawn exposures include centralised fair value hedge accounting adjustments.

	Drawn exposures					Allowance for expected credit losses
Gross drawn exposures and expected credit loss allowance (audited)	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2024
Retail – UK mortgages
RMS 1–3	261,101	21,213	–	–	282,314	46	143	–	–	189
RMS 4–6	8,487	7,384	–	–	15,871	6	51	–	–	57
RMS 7–9	112	1,296	–	–	1,408	–	15	–	–	15
RMS 10	17	273	–	–	290	–	5	–	–	5
RMS 11–13	43	2,829	–	–	2,872	1	59	–	–	60
RMS 14	–	–	4,166	6,207	10,373	–	–	335	187	522
	269,760	32,995	4,166	6,207	313,128	53	273	335	187	848
Retail – credit cards
RMS 1–3	5,058	10	–	–	5,068	11	1	–	–	12
RMS 4–6	7,231	1,129	–	–	8,360	87	52	–	–	139
RMS 7–9	1,242	859	–	–	2,101	51	107	–	–	158
RMS 10	3	149	–	–	152	–	31	–	–	31
RMS 11–13	–	294	–	–	294	–	106	–	–	106
RMS 14	–	–	265	–	265	–	–	133	–	133
	13,534	2,441	265	–	16,240	149	297	133	–	579
Retail – UK unsecured loans and overdrafts
RMS 1–3	1,207	2	–	–	1,209	3	–	–	–	3
RMS 4–6	7,020	484	–	–	7,504	98	27	–	–	125
RMS 7–9	1,047	307	–	–	1,354	40	36	–	–	76
RMS 10	31	111	–	–	142	3	22	–	–	25
RMS 11–13	9	343	–	–	352	1	112	–	–	113
RMS 14	–	–	175	–	175	–	–	118	–	118
	9,314	1,247	175	–	10,736	145	197	118	–	460
Retail – UK Motor Finance
RMS 1–3	8,967	760	–	–	9,727	112	16	–	–	128
RMS 4–6	4,487	1,169	–	–	5,656	55	40	–	–	95
RMS 7–9	440	247	–	–	687	2	17	–	–	19
RMS 10	–	46	–	–	46	–	6	–	–	6
RMS 11–13	3	176	–	–	179	–	36	–	–	36
RMS 14	–	–	124	–	124	–	–	72	–	72
	13,897	2,398	124	–	16,419	169	115	72	–	356
Retail – other
RMS 1–3	15,163	238	–	–	15,401	4	4	–	–	8
RMS 4–6	2,132	190	–	–	2,322	11	7	–	–	18
RMS 7–9	78	72	–	–	150	–	3	–	–	3
RMS 10	–	7	–	–	7	–	–	–	–	–
RMS 11–13	–	9	–	–	9	–	–	–	–	–
RMS 14	–	–	147	–	147	–	–	37	–	37
	17,373	516	147	–	18,036	15	14	37	–	66
Total Retail	323,878	39,597	4,877	6,207	374,559	531	896	695	187	2,309
Commercial Banking
CMS 1–5	13,611	–	–	–	13,611	1	–	–	–	1
CMS 6–10	13,819	53	–	–	13,872	11	–	–	–	11
CMS 11–14	31,534	1,052	–	–	32,586	121	21	–	–	142
CMS 15–18	4,997	3,234	–	–	8,231	66	165	–	–	231
CMS 19	–	722	–	–	722	–	77	–	–	77
CMS 20–23	–	–	1,831	–	1,831	–	–	412	–	412
	63,961	5,061	1,831	–	70,853	199	263	412	–	874
Other[1]	(322)	–	–	–	(322)	–	–	–	–	–
Total loans and advances to customers	387,517	44,658	6,708	6,207	445,090	730	1,159	1,107	187	3,183
1Drawn exposures include centralised fair value hedge accounting adjustments.
Retail credit performance
Portfolio overview
•The Retail portfolio has continued to deliver strong credit performance in 2025 and remains well positioned despite
macroeconomic headwinds. Consumers continue to show strength in the context of inflationary pressures
•Robust risk management remains firmly embedded, underpinned by strong affordability and indebtedness controls for lending and a prudent risk appetite approach. Lending strategies are assessed regularly and are calibrated to reflect the latest macroeconomic conditions
•In UK mortgages, new to arrears and flow to default rates have improved during 2025, while in the unsecured portfolios and UK
Motor Finance, new to arrears and flows to default have remained low and stable
•The Retail impairment charge in 2025 was £734 million, higher than the £457 million charge for 2024 which benefitted from a large release from improvements in the Group’s macroeconomic outlook. Excluding macroeconomic updates, the impairment
charge is slightly lower than 2024 due to continued stability in flows to default with additional write-backs from model
refinements
•Retail customer related ECL allowance as a percentage of drawn loans and advances (coverage) has reduced to 0.6% (31 December
2024: 0.7%)
•Strong credit performance and higher portfolio balances have reduced Stage 2 loans and advances to 9.5% of the Retail portfolio
(31 December 2024: 10.6%). Stage 2 ECL coverage reduced to 2.3%
(31 December 2024: 2.4%)
•Stable and low flows to default and higher portfolio balances have also resulted in a reduction in Retail Stage 3 loans and advances to
1.2% of total loans and advances (31 December 2024: 1.3%)
•Stage 3 ECL coverage reduced to 13.8% (31 December 2024:
14.3%), largely due to continued house price increases
UK mortgages
•The UK mortgages portfolio increased to £323.8 billion
(31 December 2024: £313.1 billion), driven by sustained customer demand
•New to arrears in the UK mortgages portfolio improved during
2025. The portfolio remains well positioned with a strong loan to value (LTV) profile. Portfolio quality improved during the year, supported by robust affordability and credit controls with higher risk legacy vintage balances continuing to reduce
•The impairment credit of £60 million for 2025 is lower than the credit of £194 million in 2024. Both years included favourable updates to the macroeconomic outlook, predominantly via
continued growth in house prices, however this benefit was more material in 2024. Excluding macroeconomic updates, the
impairment charge is favourable year-on-year due to improving flow to default rates
•Stage 2 loans and advances have reduced to 9.4% of total UK mortgages balances (31 December 2024: 10.5%) following the
removal of non-modelled adjustments previously applied to UK
Bank Rate and CPI inflation in the severe downside scenario, combined with strong credit performance and higher portfolio balances
•Continued strong credit performance and higher portfolio balances also resulted in a reduction in Stage 3 loans and advances to 1.2%
(31 December 2024: 1.3%), with continued growth in house prices resulting in a reduction in Stage 3 ECL coverage to 7.7% (31
December 2024: 8.0%)
Credit cards
•Credit card balances increased to £17.9 billion (2024: £16.2 billion), driven by higher demand for new cards and increased customer spending
•The credit card portfolio is a prime book. New to arrears continue to be low and repayment rates remain strong
•The impairment charge of £321 million for 2025 is higher than the charge of £270 million in 2024, due to updates to the Group’s macroeconomic outlook, notably upwards revisions to the
unemployment forecast, compared to favourable updates in 2024.
Portfolio performance remained stable with additional write-backs from model refinements related to loss rates, and an unsecured debt sale completed in the fourth quarter. Total ECL coverage is lower at 3.4% (31 December 2024: 4.2%)
•Stable credit performance and higher portfolio balances resulted in a reduction in Stage 2 loans and advances to 13.0% of total credit card balances (31 December 2024: 15.0%), with lower Stage
2 ECL coverage at 11.9% (31 December 2024: 13.6%)
•Similarly, Stage 3 loans and advances reduced slightly to 1.5%
(31 December 2024: 1.6%) with model refinements also
contributing to reduce Stage 3 ECL coverage to 44.2%
(31 December 2024: 50.2%)
UK unsecured loans and overdrafts
•UK unsecured loans and overdraft balances increased to £12.2 billion (2024: £10.7 billion) driven by organic balance growth and lower repayments
•The impairment charge of £257 million for 2025 is lower than the charge of £272 million for 2024, largely due to loss rate model refinements. ECL and coverage are both lower at a total level and across all stages
•Strong credit performance and higher portfolio balances within unsecured loans resulted in a slight reduction in Stage 2 loans and advances to 11.5% of total balances (31 December 2024: 11.6%), with Stage 2 ECL coverage lower at 15.3% (31 December 2024:
18.8%)
•Similarly, Stage 3 loans and advances remained stable at 1.6%
(31 December 2024: 1.6%), with model refinements also
contributing to reduce Stage 3 ECL coverage to 58.0%
(31 December 2024: 67.4%)
UK Motor Finance
•UK Motor Finance balances (which exclude operating leases)
increased to £17.1 billion (2024: £16.4 billion), driven by retail demand, alongside increased stocking
•Updates to Residual Value (RV) and Voluntary Termination (VT)
provisions held against Personal Contract Purchase (PCP) and Hire
Purchase (HP) lending are included within ECL and the impairment charge. Volatility in used vehicle values have primarily driven an
ECL increase to £243 million as at 31 December 2025 (31 December
2024: £178 million)
•The impairment charge of £212 million for 2025 is higher than the charge of £116 million for 2024, reflecting increased RV and VT charges year-on-year. Increased RV and VT provisions drove
increases to Stage 2 ECL coverage to 5.3% (31 December 2024:
4.8%), with Stage 2 loans and advances increasing slightly to 16.2%
(31 December 2024: 14.6%)
•Stage 3 loans and advances remained stable at 0.8% (31 December
2024: 0.8%), with Stage 3 ECL coverage reducing slightly to 56.0%
(31 December 2024: 58.1%)
Other
•Other Retail loans and advances increased to £21.8 billion
(31 December 2024: £18.0 billion), largely driven by growth in the
European business
•Stage 2 loans and advances reduced to 1.8% (31 December 2024:
2.9%), due to higher portfolio balances, with coverage across stages broadly stable. Stage 3 loans and advances remained stable at 0.7% of total loans and advances (31 December 2024: 0.8%)
•There was a £4 million impairment charge in 2025, compared to a
£7 million credit in 2024
Retail UK mortgage balance movements (audited)

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
Retail – UK mortgages
At 1 January 2025	269,760	32,995	4,166	6,207	313,128	53	273	335	187	848
Exchange and other adjustments[1]	–	–	–	7	7	(1)	(1)	36	45	79
Transfers to Stage 1	3,892	(3,850)	(42)		–	29	(27)	(2)		–
Transfers to Stage 2	(5,474)	6,053	(579)		–	(2)	25	(23)		–
Transfers to Stage 3	(399)	(999)	1,398		–	–	(19)	19		–
Net change in ECL due to transfers						(29)	27	60		58
Impact of transfers between stages[2]	(1,981)	1,204	777		–	(2)	6	54		58
Other changes in credit quality[2]						(6)	(33)	89	11	61
Additions and repayments	16,528	(3,785)	(794)	(1,129)	10,820	7	(38)	(72)	(75)	(178)
Charge (credit) to the income statement						(1)	(65)	71	(64)	(59)
Advances written off			(139)	(9)	(148)			(139)	(9)	(148)
Recoveries of amounts previously written off			6	–	6			6	–	6
At 31 December 2025	284,307	30,414	4,016	5,076	323,813	51	207	309	159	726
Allowance for expected credit losses	(51)	(207)	(309)	(159)	(726)
Net carrying amount	284,256	30,207	3,707	4,917	323,087
Drawn ECL coverage[3] (%)	–	0.7	7.7	3.1	0.2
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
2Includes a credit for methodology and model changes of £12 million, split by stage as £22 million credit for Stage 2, £6 million charge for Stage 3 and £4million charge for POCI.
3Allowance for expected credit losses on loans and advances to customers as a percentage of gross loans and advances to customers.
Collateral held as security for Retail loans and advances to customers (audited)
UK mortgages
An analysis by loan-to-value ratio of the Group’s UK residential mortgage lending is provided below. The value of collateral used in determining the loan-to-value ratios has been estimated based upon the last actual valuation, adjusted to take into account subsequent movements in house prices. The market takes into account many factors, including environmental considerations such as flood risk and energy efficient additions, in arriving at the value of a home.
In some circumstances, where the discounted value of the estimated net proceeds from the liquidation of collateral (i.e. net of costs, expected haircuts and anticipated changes in the value of the collateral to the point of sale) is greater than the estimated exposure at default, no credit losses are expected and no ECL allowance is recognised.

	At 31 December 2025					At 31 December 2024
	Stage 1 (£m)	Stage 2 (£m)	Stage 3 (£m)	POCI (£m)	Total (£m)	Stage 1 (£m)	Stage 2 (£m)	Stage 3 (£m)	POCI (£m)	Total (£m)
Gross drawn exposures
Less than 60%	142,960	25,099	2,811	4,343	175,213	145,055	27,851	3,014	5,066	180,986
60% to 70%	48,852	2,647	620	451	52,570	49,746	2,954	643	638	53,981
70% to 80%	47,327	1,324	321	158	49,130	40,292	1,168	307	232	41,999
80% to 90%	38,070	1,181	165	62	39,478	30,215	898	123	109	31,345
90% to 100%	7,053	156	46	22	7,277	4,420	109	36	63	4,628
Greater than 100%	45	7	53	40	145	32	15	43	99	189
Total	284,307	30,414	4,016	5,076	323,813	269,760	32,995	4,166	6,207	313,128
Allowance for expected credit losses
Less than 60%	11	128	105	62	306	14	165	130	66	375
60% to 70%	10	36	69	34	149	11	51	77	36	175
70% to 80%	15	20	56	23	114	13	30	59	27	129
80% to 90%	16	19	37	15	87	13	23	32	17	85
90% to 100%	3	4	14	6	27	2	3	13	10	28
Greater than 100%	–	1	28	19	48	–	1	24	31	56
Total	55	208	309	159	731	53	273	335	187	848
UK mortgages energy performance certificate analysis
The energy performance certificate (EPC) profile of the security associated with the Group’s UK mortgage portfolio is shown below:

EPC profile	A £m	B £m	C £m	D £m	E £m	F £m	G £m	Unrated properties £m	Total
At 31 December 2025	2,087	47,170	77,625	102,066	32,690	6,124	1,361	54,690	323,813
At 31 December 2024	1,113	40,469	68,128	97,392	33,021	6,293	1,370	65,342	313,128
The above data is sourced using the latest available government EPC information. The Group has no EPC data available for 16.9% (2024:
20.9%) of the UK mortgage portfolio; this portion is classified as unrated properties.
EPC ratings are not considered to be a material credit risk factor, and do not form part of the Group’s credit risk calculations.
Other Retail lending
At 31 December 2025, Stage 1 and Stage 2 other retail gross lending amounted to £68,227 million (2024: £60,720 million). Stage 3 other retail lending amounted to £406 million, net of an impairment allowance of £347 million (2024: £351 million, net of an impairment allowance of £360 million).
Lending decisions are predominantly based on an obligor’s ability to repay rather than reliance on the disposal of any security provided. Where the lending is secured, collateral values are rigorously assessed at the time of loan origination and are thereafter monitored in accordance with business unit credit policy.
The Group’s credit risk disclosures for unimpaired other retail lending show assets gross of collateral and therefore disclose the maximum loss exposure.
Commercial Banking credit performance
Portfolio overview
•Portfolio credit performance remained strong. The Group
continues to monitor external developments and their impact
upon the macroeconomic climate generally and also on specific sectors within the portfolio
•Credit strategies and policy remain robust, and within risk appetite tolerances. The Group remains focused on credit underwriting and monitoring standards, and proactively managing higher risk and cyclical sector exposures
•The Group continues to review segments of portfolios as
appropriate, ensuring credit strategies, appetite, sensitivities and mitigation action plans are up-to-date and suitable for rapid action in response to both risks and opportunities, whilst
supporting clients in the right way and ensuring the Group is protected
•Credit playbooks, covering a range of potential credit downside scenarios, are maintained and refreshed as conditions evolve. Early warning indicators and risk appetite metrics are tracked and provide timely insight to enable proactive action where
appropriate
•The Group continues to provide early support to customers in difficulty through focused risk management via its Watchlist and
Business Support framework. The approach balances prudent risk appetite with ensuring support for financially viable clients, reinforcing the Group’s commitment to resilience and responsible client management
•Commercial Banking UK Real Estate committed drawn lending
grew by £0.7 billion to £9.8 billion in 2025 (net of £2.6 billion exposures subject to protection through significant risk transfer
(SRT) securitisations). Performance has remained strong and stable within this sector, with a decrease in cases in its Watchlist category and limited flow into Business Support
•The net impairment charge in 2025 was £59 million, versus a charge of £2 million in 2024 and includes a charge from the
updated macroeconomic outlook, including a judgemental
adjustment in respect of global tariff and geo-political disruption risks. Excluding macroeconomic updates, a small number of single name charges were observed in the first half of the year, largely isolated to a single sector and not representative of trends across the portfolio. This has been offset by releases from Stage 1 and
Stage 2 provisions capturing strong credit performance and
reducing interest rates throughout the year
•ECL allowances decreased in the year to £871 million in 2025
(31 December 2024: £972 million), also as a result of favourable model updates partially offset by single name cases
•Stage 2 loans and advances increased to £5,167 million
(31 December 2024: £5,061 million). Stage 2 as a proportion of total loans and advances to customers is stable at 7.2%
(31 December 2024: 7.1%) with stable credit performance and
model updates resulting in lower Stage 2 ECL coverage at 5.8%
(31 December 2024: 6.2%)
•Stage 3 loans and advances decreased to £1,750 million
(31 December 2024: £1,831 million) and as a proportion of total loans and advances to customers to 2.4% (31 December 2024:
2.6%), given movements in the first half of 2025. Stage 3 ECL coverage is lower at 21.8% (31 December 2024: 22.6%)
Business and Commercial Banking
•Business and Commercial Banking lending reduced to £28.7 billion
(31 December 2024: £30.2 billion), driven by government-backed lending repayments. Excluding these, the lending portfolio grew in the year
•A net impairment credit of £53 million in 2025 compares to a charge of £47 million in 2024, driven by improved expectations for accounts in recoveries alongside continued strong credit
performance
•Stage 2 loans and advances increased to £3,329 million
(31 December 2024: £3,172 million). Stage 2 as a proportion of total loans and advances to customers increased to 11.6%
(31 December 2024: 10.5%), while Stage 2 ECL coverage decreased to 5.0% (31 December 2024: 5.9%) following model updates
•Stage 3 loans and advances decreased to £979 million
(31 December 2024: £1,197 million), primarily driven by repayments and reduced to 3.4% (31 December 2024: 4.0%) as a proportion of total loans and advances. Stage 3 ECL coverage reduced to 12.3%
(31 December 2024: 13.9%)
Corporate and Institutional Banking
•Corporate and Institutional lending grew to £42.8 billion
(31 December 2024: £40.7 billion), reflecting growth in
Institutional balances including securitised products, alongside corporate infrastructure growth
•A net impairment charge of £112 million in 2025 compares to an impairment credit of £45 million in 2024, driven by a small number of single name charges, primarily in the first half of the year
•Stage 2 loans and advances decreased to £1,838 million
(31 December 2024: £1,889 million). Stage 2 as a proportion of total loans and advances to customers decreased to 4.3%
(31 December 2024: 4.6%), with Stage 2 ECL coverage at 7.3% (31
December 2024: 6.7%)
•Stage 3 loans and advances increased to £771 million (31 December
2024: £634 million) and as a proportion of total loans and
advances to customers to 1.8% (31 December 2024: 1.6%), driven by a small number of single name transfers to Stage 3, mainly in the first half of the year. Stage 3 ECL coverage decreased to 34.0%
(31 December 2024: 39.1%) following the write-off of a large longstanding case that was fully provided for
Credit quality of other financial assets (audited)
Cash and balances at central banks
Substantially all of the Group’s cash and balances at central banks are due from the Bank of England or the Deutsche Bundesbank.
Loans and advances to banks
Significantly all of the Group’s loans and advances to banks are assessed as Stage 1.
Reverse repurchase agreement held at amortised cost
All of the Group’s reverse repurchase agreements held at amortised cost are assessed as Stage 1.
Debt securities held at amortised cost
At 31 December 2025 significantly all of the Group’s debt securities held at amortised cost are investment grade.
Debt securities at fair value through other comprehensive income (excluding equity shares)
At 31 December 2025 significantly all of the Group’s debt securities at fair value through other comprehensive income are investment grade.
Derivative assets
The Group reduces exposure to credit risk by using master netting agreements and by obtaining collateral in the form of cash or highly liquid securities.

	2025			2024
	Investment grade[1] £m	Other £m	Total £m	Investment grade[1] £m	Other £m	Total £m
Trading and other	2,271	238	2,509	3,294	126	3,420
Hedging	8	1	9	3	5	8
	2,279	239	2,518	3,297	131	3,428
Due from fellow Lloyds Banking Group undertakings			742			807
Total derivative financial instruments			3,260			4,235
1Credit ratings equal to or better than ‘BBB’.
Financial guarantees and loan commitments
The level of expected credit loss allowance associated with the Group’s financial guarantees and loan commitments is not significant.
At 31 December 2025, £131,449 million were Stage 1 (2024: £124,308 million), £4,040 million were Stage 2 (2024: £4,505 million), £61 million were Stage 3 (2024: £95 million) and £20 million was POCI (2024: £39 million). Against these exposures the Group held an allowance for expected credit losses of £195 million (2024: £265 million).
Further details can be seen in note 19 to the consolidated financial statements on page 118.
Collateral held as security for other financial assets (audited)
The Group does not hold collateral against debt securities which are classified as financial assets held at amortised cost.
Reverse repurchase agreements
The Group enters into reverse repurchase agreements which are accounted for as collateralised loans (see note 15 to the consolidated financial statements on page 106).
Derivative assets, after offsetting of amounts under master netting arrangements
The Group reduces exposure to credit risk by using master netting agreements and by obtaining collateral in the form of cash or highly liquid securities (see note 15 to the consolidated financial statements on page 106).
Irrevocable loan commitments and other credit-related contingencies
The Group holds irrevocable loan commitments and other credit-related contingencies (see note 33 to the consolidated financial statements on page 132). Collateral is held as security, in the event that lending is drawn down, on £18,272 million (2024: £17,181 million) of these balances.
Collateral pledged as security (audited)
The Group pledges assets primarily for repurchase agreements and securities lending transactions which are generally conducted under terms that are usual and customary for standard secured borrowing contracts.
Repurchase agreements
The Group enters into repurchase agreements which include amounts due under the Bank of England’s Term Funding Scheme with additional incentives for SMEs (TFSME) (see note 15 to the consolidated financial statements on page 106).
Securities lending transactions
The following on-balance sheet financial assets have been lent to counterparties under securities lending transactions:

	2025 £m	2024 £m
Financial assets at fair value through other comprehensive income	4,846	5,714
In addition, securities held as collateral in the form of stock borrowed amounted to £5,319 million (2024: £10,329 million). Of this amount,
£2,252 million (2024: £3,970 million) had been resold or repledged as collateral for the Group’s own transactions.
These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.
Securitisations and covered bonds
In addition to the assets detailed above, the Group also holds assets that are encumbered through the Group’s asset-backed conduits and its securitisation and covered bond programmes. Further details of these assets are provided in note 24 to the consolidated financial statements on page 126.